Taxation - Reconciliation of differences between statutory and effective income tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(5.00%)	(2.70%)	(1.90%)
Effect due to different tax rates applicable to overseas entities	0.20%	(1.80%)	(0.50%)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(10.10%)	(10.10%)	(16.50%)
Change in valuation allowance	1.80%	3.90%	6.80%
Effect of withholding income tax	8.80%	5.30%	6.90%
Effective income tax rate	20.70%	19.60%	19.80%